Fair Value Measurements and Marketable Securities Available For Sale - Schedule of Marketable securities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Marketable securities	$ 185,809	$ 185,997	$ 112,893
Warrants	15,561
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities	0	0
Warrants	0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities	185,809	185,997	$ 112,893
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities	0	$ 0
Warrants	$ 15,561